SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2026
SHARE-BASED COMPENSATION
Summary of stock option activity

			Weighted‑
			Average	Weighted
		Weighted‑	Grant	Average
		Average	Date	Remaining	Aggregate
	Number of	Exercise	Fair	Contractual	Intrinsic
	Options	Price	Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at December 31, 2024	9,847,240	2.55	2.49	8.36	1,736,202
Granted	3,424,440	1.41	0.88	—	—
Exercised	(3,250)	1.08	0.66	—	—
Forfeited	(442,646)	3.11	2.12	—	—
Outstanding at June 30, 2025	12,825,784	2.23	2.07	8.40	2,046,458
Outstanding at December 31, 2025	12,416,354	2.20	1.91	8.03	1,660,307
Granted	3,136,333	2.10	1.36	—	—
Exercised	(326,933)	1.27	1.68	—	—
Forfeited	(105,000)	1.96	1.25	—	—
Outstanding at June 30, 2026	15,120,754	2.20	1.80	7.99	25,196,630
Vested and expected to vest at June 30, 2026	15,120,754	2.20	1.80	7.99	25,196,630
Exercisable at June 30, 2025	4,863,411	3.49	3.96	6.86	759,771
Exercisable at June 30, 2026	7,301,789	2.76	2.57	7.02	12,010,060

Summary of assumptions used to estimate the fair value of the share options granted

	For the Six Months Ended June 30,
	2025	2026
Risk‑free interest rate	4.24% - 4.49%	4.21% - 4.5%
Dividend yield	0%	0%
Expected volatility range	76.4% - 77.1%	76.0% - 78.6%
Exercise multiple	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years

Summary of total share based compensation expenses recognized

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Research and development expenses	1,393,980	1,373,432
Administrative expenses	636,355	758,326
Total share‑based compensation expenses	2,030,335	2,131,758